SCHEDULE OF NOTES PAYABLE (Details)	12 Months Ended
Jan. 31, 2026 USD ($)
Short-Term Debt [Line Items]
Notes payable amount	$ 569,000
Accrued interest	$ 3,412
Feehan Partners One [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	Oct. 28, 2024
Maturity date	Oct. 28, 2025
Extended maturity date	Apr. 30, 2027	[1]
Notes payable amount	$ 25,000
Feehan Partners Two [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	Nov. 04, 2024
Maturity date	Nov. 04, 2025
Extended maturity date	Apr. 30, 2027	[1]
Notes payable amount	$ 25,000
Feehan Partners Three [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	Nov. 20, 2024
Maturity date	Nov. 20, 2025
Extended maturity date	Apr. 30, 2027	[1]
Notes payable amount	$ 25,000
Feehan Partners Four [Membe] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	Dec. 03, 2024
Maturity date	Dec. 03, 2025
Extended maturity date	Apr. 30, 2027	[1]
Notes payable amount	$ 25,000
Feehan Partners Five [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	Apr. 15, 2025
Maturity date	Apr. 15, 2026
Extended maturity date	Apr. 30, 2027	[1]
Notes payable amount	$ 25,000
Feehan Partners Six [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	Jun. 30, 2025
Maturity date	Oct. 01, 2025
Extended maturity date	Apr. 30, 2027	[1]
Notes payable amount	$ 40,000
Feehan Partners Seven [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	Aug. 05, 2025
Maturity date	Apr. 30, 2026
Extended maturity date	Apr. 30, 2027	[1]
Notes payable amount	$ 15,000
Gil Atzmon [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	Aug. 12, 2025	[2]
Maturity date	Feb. 28, 2026	[2]
Notes payable amount	$ 25,000	[2]
Interest rate	7.50%	[2]
Accrued interest	$ 889	[2]
Jon Powell [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	Aug. 12, 2025	[2]
Maturity date	Feb. 28, 2026	[2]
Notes payable amount	$ 25,000	[2]
Interest rate	7.50%	[2]
Accrued interest	$ 889	[2]
Feehan Partners Eight [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	Sep. 25, 2025
Maturity date	Apr. 30, 2026
Extended maturity date	Apr. 30, 2027	[1]
Notes payable amount	$ 5,000
Feehan Partners Nine [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	Oct. 14, 2025
Maturity date	Apr. 30, 2026
Extended maturity date	Apr. 30, 2027	[1]
Notes payable amount	$ 15,000
Feehan Partners Ten [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	Oct. 31, 2025
Maturity date	Feb. 28, 2026
Extended maturity date	Apr. 30, 2027	[1]
Notes payable amount	$ 2,000
Feehan Partners Eleven [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	Dec. 01, 2025
Maturity date	Apr. 30, 2026
Extended maturity date	Apr. 30, 2027	[1]
Notes payable amount	$ 2,000
Feehan Partners Twelve [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	Dec. 11, 2025
Maturity date	Apr. 30, 2026
Extended maturity date	Apr. 30, 2027	[1]
Notes payable amount	$ 5,000
Girish Gaitonde [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	Dec. 22, 2025	[2]
Maturity date	Feb. 28, 2026	[2]
Notes payable amount	$ 50,000	[2]
Interest rate	7.50%	[2]
Accrued interest	$ 411	[2]
Tomasa Zwicke [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	Dec. 22, 2025	[2]
Maturity date	Feb. 28, 2026	[2]
Notes payable amount	$ 25,000	[2]
Interest rate	7.50%	[2]
Accrued interest	$ 205	[2]
PV Partners LP [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	Jan. 15, 2026	[2]
Maturity date	Feb. 13, 2026	[2]
Notes payable amount	$ 100,000	[2]
Interest rate	10.50%	[2]
Accrued interest	$ 460	[2]
Jeff Hembrock [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	Jan. 16, 2026	[2]
Maturity date	Feb. 13, 2026	[2]
Notes payable amount	$ 50,000	[2]
Interest rate	7.50%	[2]
Accrued interest	$ 154	[2]
Gil Atzmon [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	Jan. 16, 2026
Maturity date	Mar. 16, 2026
Notes payable amount	$ 30,000
Interest rate	12.00%
Accrued interest	$ 148
Jon Powell [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	Jan. 16, 2026
Maturity date	Mar. 16, 2026
Notes payable amount	$ 30,000
Interest rate	12.00%
Accrued interest	$ 148
Michael Ward [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	Jan. 16, 2026	[2]
Maturity date	Feb. 13, 2026	[2]
Notes payable amount	$ 25,000	[2]
Interest rate	10.50%	[2]
Accrued interest	$ 108	[2]

[1]	On March 3, 2025, notes extended to April 30, 2027.
[2]	In default at the time of filing of this Form 10-K (see Note 10).